Note 17 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Bilboes Gold	Motapa	Maligreen	Connemara North	GG	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2022	–	–	4,196	463	3,618	290	16	65	8,648
Acquisition costs:
- Mining claims acquired	–	7,844	–	–	–	–	–	–	7,844
Exploration costs:
- Consumables and drilling	–	–	1,170	–	36	–	–	–	1,206
- Contractor	–	–	–	4	–	–	–	–	4
- Labour	–	–	260	–	37	–	11	–	308
- Power	–	–	–	–	32	4	–	–	36
Impairment *	–	–	–	(467)	–	–	–	–	(467)
Balance at December 31, 2022	–	7,844	5,626	–	3,723	294	27	65	17,579

Balance at January 1, 2023	–	7,844	5,626	–	3,723	294	27	65	17,579
Acquisition costs:
- Bilboes Gold	73,198	–	–	–	–	–	–	–	73,198
Decommissioning asset estimation adjustment	–	1,466	152	–	–	–	–	–	1,618
Exploration costs:	–	–	–	–	–	–	–	–
- Consumables and drilling	–	903	102	–	–	–	–	–	1,005
- Contractor	–	2	–	–	–	–	–	–	2
- Labour	–	377	111	–	–	–	–	–	488
- Power	–	–	7	–	–	–	–	–	7
- Other	375	–	–	–	–	–	–	–	375
Balance at December 31, 2023	73,573	10,592	5,998	–	3,723	294	27	65	94,272